UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2007

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (July 9, 2007)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 47
Form 13F Information table Value Total(x 1000): $771,268



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


AMERICA MOVIL ADR	Comm	02364W105	31,238		  504,400	X			504,400
AT&T CORP		Comm	00206R102	28,905		  696,500	X			696,500
VALERO ENERGY		Comm	91913Y100	27,715		  375,240	X			375,240
FREEPORT-MCMORAN COPPER	Comm	35671D857	26,875		  324,500	X			324,500
CATERPILLAR INC DEL	Comm	149123101	26,716		  341,200	X			341,200
WEATHERFORD INTERNL	Comm	G95089101	24,239		   38,800	X			438,800
CORNING INC.		Comm	219350105	24,211		  947,600	X			947,600
TEVA PHARMACEUTICALS	Comm	881624209	24,032		  582,600	X			582,600
FLOUR CORP		Comm	343412102	23,755		  213,300	X			213,300
BHP BILLITON LTD-SPON	Comm	088606108	23,440		  392,300	X			392,300
DEERE & COMPANY		Comm	244199105	23,279		  192,800	X			192,800
PETROCHINA CO LTD - ADR	Comm	71646E100	22,986		  154,600	X			154,600
BAKER HUGHES		Comm	057224107	22,757		  270,500	X			270,500
AVON PRODUCTS INC	Comm	054303102	22,609		  615,200	X			615,200
TOYOTA MOTOR CORP-SPON	Comm	892331307	22,583		  179,400	X			179,400
AMDOX			Comm	G02602103	21,662		  544,000	X			544,000
SUNCOR ENERGY INC	Comm	867229106	21,590		  240,100	X			240,100
RIO TINTO PLC-SPON ADR	Comm	767204100	21,030		   68,700	X			 68,700
Peabody Energy Corp	Comm	704549104	20,349		  420,600	X			420,600
KOOKMIN BANK ADR	Comm	50049M109	19,079		  217,500	X			217,500
BOEING COMPANY		Comm	097023105	19,078		  198,400	X			198,400
MONSANTO CO		Comm	61166W101	18,695		  276,800	X			276,800
AFLAC INCORPORATED	Comm	001055102	17,985		  349,900	X			349,900
NOMURA HOLDINGS INC-ADR	Comm	65535H208	17,899		  921,700	X			921,700
DELL COMPUTER CORP	Comm	24702R101	16,673		  584,000	X			584,000
MICROSOFT CORP		Comm	594918104	15,755		  534,600	X			534,600
HANESBRANDS INC.	Comm	410345102	15,331		  567,200	X			567,200
VERIZON COMMUNICATIONS	Comm	92343V104	15,200		  369,200	X			369,200
UBS AG-REG		Comm	H89231338	15,147		  252,400	X			252,400
APPLE COMPUTER INC	Comm	037833100	14,193		  116,300	X			116,300
AMERICAN INTL GROUP INC	Comm	026874107	13,470		  192,350	X			192,350
QUALCOM			Comm	747525103	11,542		  266,000	X			266,000
HSBC HOLDINGS PLC-SPONS	Comm	404280406	11,201		  122,050	X			122,050
GLAXOSMITHKLINE ADR	Comm	37733W105	 9,970		  190,370	X			190,370
PFIZER INC		Comm	717081103	 9,665  	  378,000	X			378,000
Jacobs Engr. Group	Comm	469814107	 9,334		  162,300	X			162,300
SUN MICROSYSTEMS INC	Comm	866810104	 7,993		1,519,600	X			1,519,600
INTEL CORP		Comm	458140100	 7,936		  334,300	X			334,300
MEDTRONIC INC		Comm	585055106	 7,613		  146,800	X			146,800
JP MORGAN CHASE & CO	Comm	46625H100	 7,427		  153,300	X			153,300
ASTRAZENECA ADR		Comm	046353108	 6,000		  112,200	X			112,200
CITIGROUP INC		Comm	172967101	 5,914		  115,300	X			115,300
MITSUBISHI FIN'L ADR	Comm	606822104	 5,573		  505,700	X			505,700
TELLABS INC		Comm	879664100	 3,759		  349,300	X			349,300
NETWORK APPLIANCE INC	Comm	64120L104	 3,478		  119,150	X			119,150
NTT DOCOMO ADR		Comm	62942M201	 3,422		  216,600	X			216,600
POTASH-SASKATCHEWAN	Comm	73755L107	 1,965		   25,200	X			 25,200



GRAND TOTALS				       771,268



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